Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive income
Net income/(loss)	SFr (2,707)	SFr (2,945)	SFr 2,324
Gains/(losses) on cash flow hedges	(20)	16	(20)
Foreign currency translation	515	(1,156)	2,287
Unrealized gains/(losses) on securities	1	(4)	12
Actuarial gains/(losses)	394	(661)	(1,253)
Net prior service cost	36	155	(63)
Gains/(losses) on liabilities related to credit risk	(1,043)
Other comprehensive income/(loss), net of tax	(117)	(1,650)	963
Comprehensive income/(loss)	(2,824)	(4,595)	3,287
Comprehensive income/(loss) attributable to noncontrolling interests	(2)	(19)	540
Comprehensive income/(loss) attributable to shareholders	(2,822)	(4,576)	2,747
Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	(2,777)	(362)	1,162
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	604	55	2,195
Unrealized gains/(losses) on securities	0	(2)	0
Actuarial gains/(losses)	49	24	(109)
Net prior service cost	0	(14)	14
Gains/(losses) on liabilities related to credit risk	(64)
Other comprehensive income/(loss), net of tax	589	63	2,100
Comprehensive income/(loss)	(2,188)	(299)	3,262
Comprehensive income/(loss) attributable to noncontrolling interests	151	784	694
Comprehensive income/(loss) attributable to shareholders	(2,339)	(1,083)	2,568
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(348)	(3,015)	602
Gains/(losses) on cash flow hedges	(22)	24	(27)
Foreign currency translation	(105)	(1,202)	89
Unrealized gains/(losses) on securities	2	(4)	21
Actuarial gains/(losses)	161	20	167
Net prior service cost	(1)	0	0
Gains/(losses) on liabilities related to credit risk	(1,019)
Other comprehensive income/(loss), net of tax	(984)	(1,162)	250
Comprehensive income/(loss)	(1,332)	(4,177)	852
Comprehensive income/(loss) attributable to noncontrolling interests	(140)	(810)	(80)
Comprehensive income/(loss) attributable to shareholders	(1,192)	(3,367)	932
Bank
Comprehensive income
Net income/(loss)	(3,125)	(3,377)	1,764
Gains/(losses) on cash flow hedges	(22)	24	(27)
Foreign currency translation	499	(1,147)	2,284
Unrealized gains/(losses) on securities	2	(6)	21
Actuarial gains/(losses)	210	44	58
Net prior service cost	(1)	(14)	14
Gains/(losses) on liabilities related to credit risk	(1,083)
Other comprehensive income/(loss), net of tax	(395)	(1,099)	2,350
Comprehensive income/(loss)	(3,520)	(4,476)	4,114
Comprehensive income/(loss) attributable to noncontrolling interests	11	(26)	614
Comprehensive income/(loss) attributable to shareholders	(3,531)	(4,450)	3,500
Group parent company
Comprehensive income
Net income/(loss)	(2,710)	(2,944)	1,875
Gains/(losses) on cash flow hedges	2	(8)	7
Foreign currency translation	7	(3)	(1)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Gains/(losses) on liabilities related to credit risk	67
Other comprehensive income/(loss), net of tax	76	(11)	6
Comprehensive income/(loss)	(2,634)	(2,955)	1,881
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	(2,634)	(2,955)	1,881
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	3,128	3,376	(1,315)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	9	(6)	4
Unrealized gains/(losses) on securities	(1)	2	(9)
Actuarial gains/(losses)	184	(705)	(1,311)
Net prior service cost	37	169	(77)
Gains/(losses) on liabilities related to credit risk	(27)
Other comprehensive income/(loss), net of tax	202	(540)	(1,393)
Comprehensive income/(loss)	3,330	2,836	(2,708)
Comprehensive income/(loss) attributable to noncontrolling interests	(13)	7	(74)
Comprehensive income/(loss) attributable to shareholders	SFr 3,343	SFr 2,829	SFr (2,634)